Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Share-based Compensation

(11) Share-based Compensation

The Company accounts for its share-based compensation arrangements by recognizing compensation expense for the fair value of the share awards granted ratably over their vesting period. The consolidated compensation cost recorded for the Company’s share-based compensation arrangements was $4,349, $2,411 and $1,370 for 2011, 2010 and 2009, respectively. The total income tax benefit recognized in the consolidated statements of operations for share-based compensation arrangements was $1,534, $831 and $530 in 2011, 2010 and 2009, respectively. All compensation expense related to share-based compensation arrangements is recorded in sales, general and administrative expense. The unrecognized compensation cost as of December 31, 2011 associated with all share-based payment arrangements is $5,560 and the weighted average period over which it is to be expensed is 1.3 years.

Restricted Stock, Stock Option and Equity Compensation Plans – The Company maintains certain long-term stock incentive and stock option plans for the benefit of officers, directors and other key management employees. A summary of the authorized shares under these plans is detailed below:

September 30,
Plan Description	Authorized Shares
1995 Directors Stock Option Plan	188
1996 Restricted Stock and Stock Option Plan	938
2000 Restricted Stock and Stock Option Plan	1,200
2004 Restricted Stock, Stock Option and Equity Compensation Plan	1,350
2008 A. M. Castle & Co. Omnibus Incentive Plan (amended and restated as of April 28, 2011)	2,750

Long-Term Compensation and Incentive Plans

On March 2, 2011, the Human Resources Committee (the “Committee”) of the Board of Directors of the Company approved equity awards under the Company’s 2011 Long-Term Compensation Plan (“2011 LTC Plan”) for executive officers and other select personnel. The 2011 LTC Plan awards included restricted stock units (“RSUs”) and performance share units (“PSUs”). All 2011 LTC Plan awards are subject to the terms of the Company’s 2008 A.M. Castle & Co. Omnibus Incentive Plan.

On March 18, 2010, the Committee approved equity awards under the Company’s 2010 Long-Term Compensation Plan (“2010 LTC Plan”) for executive officers and other select personnel. The 2010 LTC Plan awards included RSUs, PSUs, and stock options. All 2010 LTC Plan awards are subject to the terms of the Company’s 2008 Restricted Stock, Stock Option and Equity Compensation Plan, amended and restated as of December 9, 2010. In addition to the 2010 LTC Plan, the Company maintains a 2009 Long-Term Incentive Plan (“LTI Plan”) for executive officers and other select personnel under which they may receive share-based awards.

Unless covered by a specific change-in-control or severance agreement, participants to whom RSUs, performance shares and other non-vested shares have been granted must be employed by the Company on the vesting date or at the end of the performance period, respectively, or the award will be forfeited. However, for stock option awards, unless a participant is covered by a specific change-in-control or severance agreement, options are forfeited in the event of the termination of employment other than by reason of disability or a retirement.

Compensation expense is recognized based on management’s estimate of the total number of share-based awards expected to vest at the end of the service period.

Restricted Share Units and Non-Vested Shares

The RSUs granted under the 2011 and 2010 LTC Plans will cliff vest on December 31, 2013 and December 31, 2012, respectively. Each RSU that becomes vested entitles the participant to receive one share of the Company’s common stock. The number of shares delivered may be reduced by the number of shares required to be withheld for federal and state withholding tax requirements (determined at the market price of Company shares at the time of payout). The Company’s 2009 LTI Plan also included issuance of approximately 187 non-vested share awards. Approximately 142 shares associated with the 2009 LTI Plan cliff vested on December 31, 2011. The remaining outstanding non-vested share balance primarily consists of shares issued to the Board of Directors during the second quarter of 2011. The Director shares vest during the second quarter of 2012.

The fair value of the RSUs and non-vested shares is established using the market price of the Company’s stock on the date of grant.

A summary of the RSU and non-vested share activity is as follows:

	September 30,	September 30,	September 30,	September 30,
	Shares		Units
	Shares	Weighted-Average Grant Date Fair Value	Units	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2011	234	$13.52	141	$12.07
Granted	33	$18.95	112	$17.13
Forfeited	(12)	$6.37	(12)	$14.38
Vested	(217)	$13.66	(9)	$12.07

Outstanding at December 31, 2011	38	$18.74	232	$14.39

Expected to vest at December 31, 2011	38	$18.74	219	$14.19

The unrecognized compensation cost as of December 31, 2011 associated with RSU and non-vested share awards is $1,937. The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009 was $2,166, $600 and $1,392, respectively.

Performance Shares

Under the 2011 and 2010 LTC Plans, the potential award for the performance shares granted is dependent on the Company’s relative total shareholder return (“RTSR”), which represents a market condition, over a three-year performance period, beginning January 1, 2011 and January 1, 2010 and ending December 31, 2013 and December 31, 2012, respectively. RTSR is measured against a group of peer companies either in the metals industry or in the industrial products distribution industry (the “RTSR Peer Group”). The 2011 and 2010 LTC Plans provide with respect to performance shares for (1) a threshold level up to which the threshold level of performance shares will vest, a target performance level at which the target number of performance shares will vest, a maximum performance level at or above which the maximum number of performance shares will vest, and pro rata vesting between the threshold and maximum performance levels and (2) minimum and maximum vesting opportunities ranging from one-half up to two times the target number. The threshold, target and maximum performance levels for RTSR are the 25th, 50th and 75th percentile, respectively, relative to RTSR Peer Group performance. The number of performance shares, if any, that vest based on the performance achieved during the three-year performance period, will vest at the end of the three-year performance period. Compensation expense for performance awards containing a market condition is recognized regardless of whether the market condition is achieved to the extent the requisite service period condition is met. Each performance share that becomes vested entitles the participant to receive one share of the Company’s common stock. The number of shares delivered may be reduced by the number of shares required to be withheld for federal and state withholding tax requirements (determined at the market price of Company shares at the time of payout).

Under the 2011 LTC Plan, the potential award for performance shares containing a non-market-based performance condition is determined based on the Company’s actual performance versus Company-specific target goals for Return on Invested Capital (“ROIC”) (as defined in the 2011 LTC Plan) for any one or more fiscal years during the three-year performance period beginning on January 1st of the year of grant. Partial performance awards can be earned for performance less than the target goal, but in excess of minimum goals and award distributions twice the target can be achieved if the maximum goals are met or exceeded. The number of performance shares, if any, that vest based on the performance achieved during the three-year performance period, will vest at the end of the three-year performance period. Compensation expense recognized is based on management’s expectation of future performance compared to the pre-established performance goals. If the performance goals are not expected to be met, no compensation expense is recognized and any previously recognized compensation expense is reversed.

The grant date fair values of performance shares awarded containing the RTSR market based performance condition was estimated using a Monte Carlo simulation with the following assumptions:

	September 30,	September 30,
	2011	2010
Grant Date Fair Value per Share	$23.89	$12.26
Expected volatility	62.0%	61.6%
Risk-free interest rate	1.10%	1.45%
Expected life (in years)	2.84	2.80
Expected dividend yield	—	—

Final award vesting and distribution of performance awards granted under the 2009 LTI Plan was determined based on the Company’s actual performance versus the target goals for a three-year consecutive period (as defined in the 2009 Plan). The performance goals of three-year cumulative net income and average return on total capital for the same three-year period were not achieved. Therefore, no compensation was recognized in 2010 or 2011, respectively.

The status of performance shares that have been awarded as part of the active LTC and LTI Plans is summarized below as of December 31, 2011:

	September 30,	September 30,	September 30,
Plan Year	Grant Date Fair Value	Estimated Number of Performance Shares to be Issued	Maximum Number of Performance Shares that could Potentially be Issued
2011 LTC Plan
Market-based performance condition	$23.89	—	213
Non-market-based performance condition	$17.13	85	213
2010 LTC Plan	$12.26	70	269
2009 LTI Plan	$5.66	—	577

The unrecognized compensation cost as of December 31, 2011 associated with the 2011 and 2010 LTC Plans performance shares is $3,004.

Stock Options

There were no stock options issued under the 2011 LTC Plan. The stock options issued under the 2010 LTC Plan vest and become exercisable three years from the date of the grant. The term of the options is eight years. The exercise price of the options is $12.79 per share. The grant date fair value of $5.71 per share was estimated using the Black-Scholes option-pricing model with the following assumptions:

September 30,
2010
Expected volatility	58.5%
Risk-free interest rate	2.3%
Expected life (in years)	5.5
Expected dividend yield	1.2%

A summary of the stock option activity is as follows:

	September 30,	September 30,	September 30,	September 30,
	Shares	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Contractual Life
Stock options outstanding at January 1, 2011	471	$12.28
Exercised	(36)	$10.41
Forfeited	(17)	$12.22

Stock options outstanding at December 31, 2011	418	$12.44	$260	5.0 years

Stock options exercisable at December 31, 2011	166	$11.90	$260	3.0 years

Stock options vested or expected to vest as of December 31, 2011	405	$12.43	$260	4.9 years

The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009, was $194, $219 and $0, respectively. The unrecognized compensation cost as of December 31, 2011 associated with stock options is $619.